Janus Henderson Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

January 31, 2021

	Shares/Principal Amounts	Value

Common Stocks - 100.0%
Aerospace & Defense - 2.0%
Aerojet Rocketdyne Holdings, Inc.*	9,499	$494,328
HEICO Corp.	15,556	1,831,563
Hexcel Corp.	10,267	448,257
Parsons Corp.*	12,381	441,507

		3,215,655
Airlines - 0.2%
Allegiant Travel Co.	2,015	365,702
Auto Components - 0.8%
Fox Factory Holding Corp.*	4,848	580,014
LCI Industries	2,923	378,178
Patrick Industries, Inc.	2,714	187,429
XPEL, Inc.*	3,208	154,016

		1,299,637
Beverages - 2.1%
MGP Ingredients, Inc.	6,874	398,005
National Beverage Corp.#	18,951	2,871,834

		3,269,839
Biotechnology - 3.7%
Exelixis, Inc.*	104,118	2,312,461
Inhibrx, Inc.*,#	12,656	401,195
Ionis Pharmaceuticals, Inc.*	46,924	2,818,725
Vanda Pharmaceuticals, Inc.*	18,353	263,182

		5,795,563
Building Products - 2.2%
American Woodmark Corp.*	2,089	180,719
Builders FirstSource, Inc.*	25,201	963,938
PGT Innovations, Inc.*	7,248	150,106
Simpson Manufacturing Co., Inc.	5,338	491,096
Trex Co., Inc.*	14,232	1,306,071
UFP Industries, Inc.	7,520	405,629

		3,497,559
Capital Markets - 0.7%
Cohen & Steers, Inc.	2,189	143,380
Evercore, Inc. - Class A	1,862	203,144
Houlihan Lokey, Inc.	2,361	153,111
LPL Financial Holdings, Inc.	3,633	393,599
PJT Partners, Inc. - Class A	1,090	75,199
Safeguard Scientifics, Inc.*	957	6,536
StepStone Group, Inc. - Class A *	1,339	47,026

		1,021,995
Chemicals - 3.8%
Livent Corp.*	57,981	1,056,414
Scotts Miracle-Gro Co.	22,091	4,891,168

		5,947,582
Commercial Banks - 2.0%
Allegiance Bancshares, Inc.	937	32,964
Altabancorp	863	27,797
Ameris Bancorp	3,184	124,526
BancFirst Corp.	1,498	86,330
Bank OZK	5,892	218,947
Business First Bancshares, Inc.	947	19,224
Byline Bancorp, Inc.	1,768	28,412
Cadence BanCorp	5,773	103,452
Cambridge Bancorp	317	23,300
Capstar Financial Holdings, Inc.	1,005	14,573
CBTX, Inc.	1,138	29,952
Civista Bancshares, Inc.	729	12,429

	Shares/Principal Amounts	Value

Common Stocks - (continued)
Commercial Banks - (continued)
Coastal Financial Corp.*	547	$10,831
CrossFirst Bankshares, Inc.*	2,392	27,508
Eagle Bancorp, Inc.	1,477	62,758
Enterprise Bancorp, Inc.	546	13,836
Enterprise Financial Services Corp.	1,430	50,493
Esquire Financial Holdings, Inc.*	351	7,750
Farmers National Banc Corp.	1,295	17,249
FB Financial Corp.	2,162	80,772
First Bancorp/Southern Pines	1,312	44,687
First Bancshares, Inc.	981	29,371
First Choice Bancorp	537	10,557
First Financial Bankshares, Inc.	6,535	247,546
First Foundation, Inc.	2,044	41,411
FVCBankcorp, Inc.*	618	9,536
Guaranty Bancshares, Inc.	502	16,757
Heritage Commerce Corp.	2,745	24,101
Horizon Bancorp, Inc.	2,010	31,818
Independent Bank Corp.	1,511	113,446
Independent Bank Group, Inc.	1,981	121,673
Level One Bancorp, Inc.	354	7,381
Mackinac Financial Corp.	483	6,047
MainStreet Bancshares, Inc.*	345	5,893
Metrocity Bankshares, Inc.#	1,177	16,760
Metropolitan Bank Holding Corp.*	380	15,071
Midland States Bancorp, Inc.	1,030	18,942
MVB Financial Corp.	540	12,101
Nicolet Bankshares, Inc.*	462	31,319
Northeast Bank*	412	10,737
Pacific Premier Bancorp, Inc.	4,325	143,806
Parke Bancorp, Inc.	543	9,405
Plumas Bancorp	238	5,926
Preferred Bank	683	32,982
QCR Holdings, Inc.	725	28,116
RBB Bancorp	904	15,006
Red River Bancshares, Inc.	336	15,651
Seacoast Banking Corp. of Florida*	2,527	76,947
Silvergate Capital Corp. - Class A *	854	79,473
Simmons First National Corp. - Class A	4,988	123,204
Southern First Bancshares, Inc.*	354	14,195
Sterling Bancorp	8,905	164,386
Texas Capital Bancshares, Inc.*	2,312	139,229
TriCo Bancshares	1,364	50,877
TriState Capital Holdings, Inc.*	1,367	25,084
Triumph Bancorp, Inc.*	1,139	65,310
Unity Bancorp, Inc.	486	9,137
Veritex Holdings, Inc.	2,274	58,123
Western Alliance Bancorp	4,620	314,992

		3,180,106
Commercial Services & Supplies - 2.1%
IAA, Inc.*	16,529	944,467
McGrath RentCorp	2,963	206,788
Rollins, Inc.	60,433	2,176,796

		3,328,051
Communications Equipment - 5.2%
Ciena Corp.*	54,447	2,906,925
Ubiquiti, Inc.	17,362	5,347,323

		8,254,248
Construction & Engineering - 0.8%
Comfort Systems USA, Inc.	4,473	247,938
Construction Partners, Inc. - Class A *	4,164	118,341

	Shares/Principal Amounts	Value

Common Stocks - (continued)
Construction & Engineering - (continued)
EMCOR Group, Inc.	6,752	$596,202
IES Holdings, Inc.*	2,587	117,657
NV5 Global, Inc.*	1,629	142,260

		1,222,398
Consumer Finance - 0.4%
Credit Acceptance Corp.*,#	809	312,088
Curo Group Holdings Corp.	1,873	27,215
Green Dot Corp. - Class A *	2,450	123,063
LendingTree, Inc.*	601	195,638

		658,004
Containers & Packaging - 1.7%
Berry Global Group, Inc.*	52,907	2,612,018
UFP Technologies, Inc.*	2,969	136,604

		2,748,622
Distributors - 0.0%
Educational Development Corp.	972	13,171
Diversified Consumer Services - 0.6%
frontdoor, Inc.*	9,930	546,547
Vivint Smart Home, Inc.*	23,064	435,679

		982,226
Electric Utilities - 0.5%
Avangrid, Inc.	17,141	793,114
Genie Energy, Ltd. - Class B	1,366	10,081
Spark Energy, Inc. - Class A #	812	8,908

		812,103
Electronic Equipment & Instruments - 1.6%
Insight Enterprises, Inc.*	12,382	942,270
Napco Security Technologies, Inc.*	6,472	167,754
SYNNEX Corp.	18,185	1,484,260

		2,594,284
Entertainment - 0.1%
Akazoo S.A.*, ¢	851	146
Sciplay Corp. - Class A *	1,021	16,305
World Wrestling Entertainment, Inc. - Class A	2,084	117,392

		133,843
Equity Real Estate Investment Trusts (REITs) - 0.9%
CareTrust, Inc.	2,302	51,703
CoreSite Realty Corp.	1,029	138,339
CubeSmart	4,696	163,609
CyrusOne, Inc.	2,895	211,190
NexPoint Residential Trust, Inc.	592	23,366
Physicians Realty Trust	5,006	88,256
Rexford Industrial Realty, Inc.	2,976	145,646
Safehold, Inc.	1,276	93,888
STAG Industrial, Inc.	3,588	106,922
STORE Capital Corp.	6,314	195,860
Terreno Realty Corp.	1,644	93,018
Vornado Realty Trust	4,599	182,856

		1,494,653
Food Products - 0.9%
Calavo Growers, Inc.	7,175	546,376
Mission Produce, Inc.*	28,184	541,979
Vital Farms, Inc.*,#	16,025	396,298

		1,484,653
Health Care Equipment & Supplies - 5.4%
Inogen, Inc.*	7,422	363,158
LeMaitre Vascular, Inc.	6,826	328,058

	Shares/Principal Amounts	Value

Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Outset Medical, Inc.*	14,330	$742,724
Penumbra, Inc.*	12,186	3,181,643
Quidel Corp.*	14,118	3,543,194
Tactile Systems Technology, Inc.*	6,518	355,557

		8,514,334
Health Care Providers & Services - 8.3%
Amedisys, Inc.*	11,010	3,163,283
AMN Healthcare Services, Inc.*	15,783	1,138,270
BioTelemetry, Inc.*	11,497	821,576
Castle Biosciences, Inc.*	6,681	446,491
Chemed Corp.	5,354	2,772,837
HealthEquity, Inc.*	25,795	2,155,172
Joint Corp*	4,712	153,281
LHC Group, Inc.*	10,601	2,111,931
National Research Corp.	8,492	384,688

		13,147,529
Health Care Technology - 0.8%
GoodRx Holdings, Inc. - Class A *	14,740	687,179
Simulations Plus, Inc.	6,688	529,288

		1,216,467
Hotels, Restaurants & Leisure - 2.9%
Choice Hotels International, Inc.	6,444	648,524
Dave & Buster's Entertainment, Inc.	5,514	187,586
Norwegian Cruise Line Holdings, Ltd.*	36,680	830,802
Planet Fitness, Inc. - Class A *	9,508	684,576
Shake Shack, Inc. - Class A *	4,454	505,173
Texas Roadhouse, Inc.	8,074	615,320
Wingstop, Inc.	3,449	517,523
Wyndham Hotels & Resorts, Inc.	10,826	629,748

		4,619,252
Household Durables - 2.0%
Cavco Industries, Inc.*	1,068	201,489
Installed Building Products, Inc.*	3,463	363,372
Legacy Housing Corp.*	2,810	39,818
Leggett & Platt, Inc.	15,397	631,277
LGI Homes, Inc.*	2,916	311,166
M.D.C. Holdings, Inc.	7,538	392,127
M/I Homes, Inc.*	3,340	164,896
Skyline Champion Corp.*	6,581	221,319
TopBuild Corp.*	3,838	767,408

		3,092,872
Independent Power Producers & Energy Traders - 0.2%
Ormat Technologies, Inc.	3,063	349,672
Insurance - 0.8%
Athene Holding, Ltd. - Class A *	8,773	358,728
eHealth, Inc.*	1,187	56,798
Enstar Group, Ltd.*	851	170,379
Investors Title Co.	87	12,441
Kinsale Capital Group, Inc.	1,039	194,875
Palomar Holdings, Inc.*	1,169	116,421
Primerica, Inc.	1,802	251,036
Selectquote, Inc.*	7,451	157,365

		1,318,043
Interactive Media & Services - 0.1%
Cargurus, Inc.*	4,204	122,967
Internet & Catalog Retail - 0.8%
1-800-Flowers.com, Inc. - Class A *	4,216	129,558

	Shares/Principal Amounts	Value

Common Stocks - (continued)
Internet & Catalog Retail - (continued)
Chewy, Inc. - Class A *,#	10,961	$1,116,049

		1,245,607
IT Services - 2.9%
Concentrix Corp.*	18,185	1,944,340
Euronet Worldwide, Inc.*	18,456	2,306,262
GreenSky, Inc. - Class A *	26,961	132,918
Hackett Group, Inc.	10,641	144,930

		4,528,450
Leisure Equipment & Products - 0.4%
Callaway Golf Co.	10,944	305,228
Johnson Outdoors, Inc. - Class A	1,031	112,410
Malibu Boats, Inc. - Class A *	2,408	168,825
Marine Products Corp.	3,936	64,078

		650,541
Life Sciences Tools & Services - 6.2%
Bruker Corp.	51,383	2,974,562
Medpace Holdings, Inc.*	12,003	1,593,878
PRA Health Sciences, Inc.*	21,528	2,653,111
Syneos Health, Inc.*	34,901	2,594,889

		9,816,440
Machinery - 3.1%
Allison Transmission Holdings, Inc.	13,850	563,695
Blue Bird Corp.*	3,325	68,163
Graco, Inc.	20,594	1,419,750
John Bean Technologies Corp.	3,900	451,932
Kadant, Inc.	1,415	202,274
Middleby Corp.*	6,835	927,646
Proto Labs, Inc.*	3,289	696,610
RBC Bearings, Inc.*	3,086	516,381

		4,846,451
Media - 1.5%
Fox Corp. - Class A	26,400	823,152
Interpublic Group of Cos., Inc.	17,414	419,155
Sirius XM Holdings, Inc.#	189,738	1,187,760

		2,430,067
Metals & Mining - 0.3%
Warrior Met Coal, Inc.	20,285	466,961
Mortgate Real Estate Investment Trusts (REITs) - 0.1%
Broadmark Realty Capital, Inc.	6,061	62,368
Granite Point Mortgage Trust, Inc.	2,532	23,598
TPG RE Finance Trust, Inc..	3,519	34,381

		120,347
Multiline Retail - 0.5%
Ollie's Bargain Outlet Holdings, Inc.*	7,596	719,569
Personal Products - 0.7%
Medifast, Inc.	4,784	1,122,661
Pharmaceuticals - 6.1%
Corcept Therapeutics, Inc.*	38,987	1,101,773
Innoviva, Inc.*	34,027	408,664
Jazz Pharmaceuticals PLC*	18,697	2,907,384
Royalty Pharma PLC - Class A	101,121	4,753,698
Supernus Pharmaceuticals, Inc.*	17,680	519,615

		9,691,134
Professional Services - 1.6%
ASGN, Inc.*	6,501	538,998
BG Staffing, Inc.	1,269	16,015
Exponent, Inc.	6,346	524,053
FTI Consulting, Inc.*	4,383	481,998

	Shares/Principal Amounts	Value

Common Stocks - (continued)
Professional Services - (continued)
Insperity, Inc.	4,715	$370,080
TriNet Group, Inc.*	8,190	606,961

		2,538,105
Real Estate Management & Development - 0.0%
Newmark Group, Inc. - Class A	3,825	25,857
Road & Rail - 0.5%
Marten Transport, Ltd.	10,163	161,084
Saia, Inc.*	3,215	568,251

		729,335
Semiconductors & Semiconductor Equipment - 5.3%
Entegris, Inc.	46,510	4,576,119
Universal Display Corp.	16,618	3,835,767

		8,411,886
Software - 13.3%
Alarm.com Holdings, Inc.*	17,327	1,610,025
Alteryx, Inc. - Class A *	19,066	2,403,269
Appfolio, Inc. - Class A *	6,385	975,692
Aspen Technology, Inc.*	23,892	3,199,139
Bentley Systems, Inc. - Class B	91,285	3,586,588
Ebix, Inc.	10,922	568,709
Intelligent Systems Corp.*	3,150	127,543
Intrusion, Inc.*,#	6,136	127,015
j2 Global, Inc.*	16,085	1,650,964
Paylocity Holding Corp.*	19,138	3,587,609
Qualys, Inc.*	13,765	1,906,040
ShotSpotter, Inc.*	4,060	186,719
SPS Commerce, Inc.*	12,457	1,231,873

		21,161,185
Specialty Retail - 2.5%
Boot Barn Holdings, Inc.*	3,354	191,983
Five Below, Inc.*	6,488	1,140,136
Floor & Decor Holdings, Inc. - Class A *	12,084	1,112,574
Lithia Motors, Inc. - Class A	3,035	967,194
MarineMax, Inc.*	2,513	105,119
National Vision Holdings, Inc.*	9,416	436,620
OneWater Marine, Inc. - Class A *	1,208	39,054

		3,992,680
Textiles, Apparel & Luxury Goods - 0.3%
Skechers U.S.A., Inc. - Class A *	15,756	543,267
Thrifts & Mortgage Finance - 0.5%
Axos Financial, Inc.*	2,705	105,360
Bridgewater Bancshares, Inc.*	1,296	16,641
Essent Group, Ltd.	5,151	215,466
FS Bancorp, Inc.	195	10,456
Merchants Bancorp	1,317	39,273
Meta Financial Group, Inc.	1,533	59,220
NMI Holdings, Inc. - Class A *	3,886	82,422
OP Bancorp	691	5,245
PennyMac Financial Services, Inc.	3,320	192,560
Walker & Dunlop, Inc.	1,430	117,717

		844,360
Trading Companies & Distributors - 0.6%
GMS, Inc.*	5,253	152,284
SiteOne Landscape Supply, Inc.*	5,438	857,464

		1,009,748
Water Utilities - 0.0%
Pure Cycle Corp.*	1,324	14,127

	Shares/Principal Amounts	Value

Total Common Stocks (cost $121,053,948)		$158,609,808

Investment Companies – 0.0%
Money Markets - 0.0%
State Street Institutional U.S. Government Money Market Fund, 0.0300% ºº (Cost $23,881)	23,881	23,881

Investments Purchased with Cash Collateral from Securities Lending - 2.8%
Investment Companies – 2.2%
Janus Henderson Cash Collateral Fund LLC, 0.0244% ºº,£			3,539,372	3,539,372
Time Deposits - 0.6%
Royal Bank of Canada, 0.0600%, 2/1/21			$884,843	884,843

Total Investments Purchased with Cash Collateral from Securities Lending (total cost $4,424,215)				4,424,215

Total Investments (total cost $125,502,044) - 102.8%				163,057,904

Liabilities, net of Cash, Receivables and Other Assets - (2.8%)				(4,441,586)

Net Assets - 100%				$158,616,318

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$159,621,267	97.9%
Ireland	2,907,384	1.8
Bermuda	529,107	0.3
United Kingdom	146	0.0
Total	$163,057,904	100.0%

Schedules of Affiliated Investments — (% of Net Assets)
	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 1/31/21
Investments Purchased with Cash Collateral from Securities Lending — 2.8%
Investment Companies — 2.2%
Janus Henderson Cash Collateral Fund LLC, 0.0244%ºº	$3,170Δ	$—	$—	$3,539,372

	Market Value at 10/31/20	Purchases	Sales	Market Value at 1/31/21
Investments Purchased with Cash Collateral from Securities Lending — 2.8%
Investment Companies — 2.2%
Janus Henderson Cash Collateral Fund LLC, 0.0244%ºº	$2,759,156	$13,653,186	$(12,872,970)	$3,539,372

Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*			Non-income producing security.
￠			Security is valued using significant unobservable inputs.
#			Loaned security; a portion of the security is on loan at January 31, 2021.
ºº			Rate reflects 7 day yield as of January 31, 2021.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Δ			Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2021.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
_______________________________________________________________________________________________________________________
Assets Investments in Securities:
Common Stocks
Entertainment	$133,697	$—	$146
All Other	158,475,965	—	—
Investment Companies	23,881	—	—
Investments Purchased with Cash Collateral from Securities Lending	—	4,424,215	—

Total Assets	$158,633,543	$4,424,215	$146
_______________________________________________________________________________________________________________________

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.